Organization and Basis of Presentation (Details Narrative)			3 Months Ended			9 Months Ended			12 Months Ended
		Aug. 14, 2023 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares		Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares		Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Basic net loss per share | $ / shares			$ 0.00		$ 0.00	$ 0.01		$ 0.00
Diluted net loss per share | $ / shares			$ 0.00		$ 0.00	$ 0.01		$ 0.00
Equity, Attributable to Parent			$ 3,183,728	[1]	$ 1,172,757	$ 3,183,728	[1]	$ 1,172,757	$ 596,076	[1]	$ 2,259,667	$ (145,190)	$ 135,504	$ 1,451,639	$ 1,873,540
Retained Earnings (Accumulated Deficit)	[1]		$ 11,467,744			$ 11,467,744			$ 10,162,822
Israel, New Shekels
Currency Exchange Rate			3.824			3.824			3.519		3.110
Novint Technologies, Inc. [Member]
Net liabilities		$ 793,497
Private Dror [Member] | Novint Technologies, Inc. [Member]
Ownership percentage		56.10%
Dror Ortho Design Ltd [Member]
Basic net loss per share | $ / shares									$ 19.36		$ 4.31
Diluted net loss per share | $ / shares									$ 19.36		$ 4.31
Working Capital Net									$ 593,494
Equity, Attributable to Parent									596,076		$ 2,259,667					$ (637,629)
Retained Earnings (Accumulated Deficit)									$ 10,162,822		$ 8,479,323
Dror Ortho Design Ltd [Member] | Previously Reported [Member]
Basic net loss per share | $ / shares									$ 13.56		$ 3.87
Diluted net loss per share | $ / shares									$ 13.56		$ 3.87
Common Stock [Member]
Conversion of Stock, Shares Issued | shares		106,782,187
Conversion of Stock Exchange Ratio		3,677.27
Equity, Attributable to Parent			$ 49,545		$ 43,774	$ 49,545		$ 43,774	$ 43,774		$ 43,774	$ 10,678	$ 10,678	$ 43,774	$ 43,774
Common Stock [Member] | Dror Ortho Design Ltd [Member]
Equity, Attributable to Parent									$ 294		$ 294					$ 253
Private Dror Shares [Member]
Conversion of Stock, Shares Converted | shares		235,089
Series A Preferred Stock [Member]
Conversion of Stock, Shares Issued | shares		7,576,999

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1